RESTRICTED NET ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Cash and Cash Equivalents Items
Appropriation of statutory reserves	¥ 0	¥ 0	¥ 0
Accumulated reserves				$ 0.5	¥ 3,800,000
Restricted registered capital				1.6	11,500,000
Amount of restricted net assets				$ 1.1	¥ 7,700,000
Minimum
Restricted Cash and Cash Equivalents Items
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Maximum
Restricted Cash and Cash Equivalents Items
Percentage of appropriations of statutory reserve of registered capital	50.00%